Property, plant and equipment, net (Details) - MXN ($) $ in Thousands		12 Months Ended
	Jan. 03, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment Text Block Abstract
Total payments related to this construction	$ 508,958	$ 37,500	$ 397,000
Investment amount		$ 1,108,458
Capitalized borrowing costs				$ 33,460